Note 9 - Stock-based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
8
.

S
tock
-based
Compensation

2016
Omnibus Incentive Plan

The Sun BioPharma, Inc.
2016
Omnibus Incentive Plan (the
“2016
Plan”) was adopted by our Board of Directors in
March 2016
and approved by our stockholders in
May 2016.
The
2016
Plan permits the granting of incentive and non-statutory stock options, restricted stock, stock appreciation rights, performance units, performance shares and other stock awards to eligible employees, directors and consultants. We grant options to purchase shares of common stock under the
2016
Plan at
no
less than the fair market value of the underlying common stock as of the date of grant. Options granted under the
2016
Plan have a maximum term of
ten
years. Under the
2016
Plan, a total of
1,500,000
 shares of common stock were initially reserved for issuance. As of
March 31, 2020,
options to purchase
1,481,451shares
of common stock were outstanding under the
2016
Plan and
18,549
shares remained available for future awards.

2011
Stock Option Plan

Our Board of Directors ceased making awards under the Sun BioPharma, Inc.
2011
Stock Option Plan (the
“2011
Plan”) upon the receipt of stockholder approval for the
2016
Plan. Awards outstanding under the
2011
Plan remain outstanding in accordance with and pursuant to the terms thereof. Options granted under the
2011
Plan have a maximum term of
ten
years and generally vest over
zero
to
two
years for employees. As of
March 31, 2020,
options to purchase
264,360
shares of common stock remained outstanding under the
2011
Plan.

Stock
-based Compensation
Expense

General and administrative (“G&A”) and research and development (“R&D”) expenses include non-cash stock-based compensation expense as a result of our issuance of stock options. The terms and vesting schedules for stock-based awards vary by type of grant and the employment status of the grantee. The awards granted through
March 31, 2020
vest based upon time-based and performance conditions. There was approximately
$229,000
unamortized stock-based compensation expense related to options granted to employees as of
March 31, 2020.

Stock-based compensation expense for each of the periods presented is as follows (in thousands):

	Three Months Ended March 31,
	2020	2019
General and Administrative	99	10
Research and Development	13	-
	112	10

Details of options granted, exercised, cancelled or forfeited during the three
months ended
March 31, 2020
follows:

	Shares Available for Grant	Shares Underlying Options
Balance at January 1, 2020	19,549	1,744,811
Granted	(1,000)	1,000
Exercised	-	-
Cancelled	-	-
Forfeitures	-	-

Balance at March 31, 2020	18,549	1,745,811

Information about stock options outstanding, vested and expected to vest as of
March 31, 2020,
is as follows:

			Outstanding, Vested and Expected to Vest			Options Vested and Excercisable
Per Share Exercise Price			Shares	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Options Excercisable	Weighted Average Remaining Contractual Life (Years)

$0.875	-	$1.10	26,360	2.75	$1.029	26,360	2.75
$2.275	-	$2.50	38,000	3.87	$2.464	38,000	3.87
$2.95	-	$3.70	774,100	8.07	$3.040	411,525	7.11
$4.95	-	$8.10	539,300	7.73	$6.739	506,500	7.67
$10.00	-	$10.10	54,000	7.30	$10.007	54,000	7.30
$15.10			314,051	6.16	$15.100	310,551	6.21

Totals			1,745,811	7.43	$6.525	1,346,936	6.94

9 .	Stock- B ased Compensation

2016
Omnibus Incentive Plan

Stock-based awards are granted under the Sun BioPharma, Inc.
2016
Omnibus Incentive Plan (the
“2016
Plan”). The
2016
Plan permits the granting of incentive and non-statutory stock options, restricted stock, stock appreciation rights, performance units, performance shares and other stock awards to eligible employees, directors and consultants. We grant options to purchase shares of common stock under the
2016
Plan at
no
less than the fair market value of the underlying common stock as of the date of grant. Options granted under the
2016
Plan have a maximum term of
ten
years. A total of
1,500,000
 shares of common stock were initially reserved for issuance under the
2016
Plan. As of
December 31, 2019,
options to purchase
1,480,451
shares of common stock were outstanding under the
2016
Plan.

2011
Stock Option Plan

Prior to approval of the
2016
Plan, stock-based awards were granted under the Sun BioPharma, Inc.
2011
Stock Option Plan (the
“2011
Plan”). In conjunction with stockholder approval of the
2016
Plan, the Board terminated the
2011
Plan, although awards outstanding under the
2011
Plan will remain outstanding in accordance with and pursuant to the terms thereof. Options granted under the
2011
Plan have a maximum term of
ten
years and generally vest over
zero
to
two
years for employees. As of
December 31, 2019,
options to purchase
264,360
shares of common stock remained outstanding under the
2011
Plan.

We recognize stock-based compensation based on the fair value of each award as estimated using the Black-Scholes option valuation model. Ultimately, the actual expense recognized over the vesting period will only be for those shares that actually vest.

A summary of option activity is as follows:

	Shares Available for Grant	Shares Underlying Options	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at January 1, 2018	1,060,400	733,960	$9.79	$169,495
Granted	(404,000)	404,000	7.49
Exercised	-	(30,000)	2.20
Cancelled	-	-	-
Forfeitures	75,749	(75,749)	7.34

Balance at December 31, 2018	732,149	1,032,211	$8.90	$56,225
Granted	(733,400)	733,400	3.42
Exercised	-	-	-
Cancelled	-	-	-
Forfeitures	20,800	(20,800)	15.10

Balance at December 31, 2019	19,549	1,744,811	$6.53	$1,030,547

A summary of the status of our unvested shares during the year ended and as of
December 31, 2019
is as follows:

	Shares Under Option	Weighted Average Grant Date Fair Value

Unvested at December 31, 2018	42,500	$4.83
Granted	733,400	2.09
Vested	(378,025)	2.41
Forefeitures	-	-
Unvested at December 31, 2019	397,875	$2.03

Information about stock options outstanding, vested and expected to vest as of
December
31,
2019,
is as follows:

			Outstanding, Vested and Expected to Vest			Options Vested and Excercisable
Per Share Exercise Price			Shares	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Options Excercisable	Weighted Average Remaining Contractual Life (Years)

$0.875	-	$1.10	26,360	3.00	$1.029	26,360	3.00
$2.275	-	$2.50	38,000	4.12	$2.464	38,000	4.12
$2.95	-	$3.70	774,100	8.32	$3.040	411,525	7.36
$4.50	-	$8.10	538,300	7.97	$6.742	506,500	7.92
$10.00	-	$10.10	54,000	7.55	$10.007	54,000	7.55
$15.10			314,051	6.41	$15.100	310,551	6.46

Totals			1,744,811	7.67	$6.526	1,346,936	7.19

As of
December 31, 2019,
total compensation expense related to unvested employee stock options not
yet recognized was
$372,000
which is expected to be allocated to expenses over a weighted-average period of
2.4
years.

The assumptions used in calculating the fair value under the Black-Scholes option valuation model are set forth in the following table for options issued by the Company for the years ended
December 31, 2019
and
2018:

	2019			2018
Common stock fair value	$2.95	-	$5.00	$3.50	-	$8.10
Risk-free interest rate	1.55%	-	2.25%	2.30%	-	2.94%
Expected dividend yield		0			0
Expected Option life (in years)	5.00	-	5.50	1.25	-	5.75
Expected stock price volatility		72%			72%

Nonemployee
s
tock-
b
ased
c
ompensation

We account for stock options granted to nonemployees in accordance with Accounting Standards Update (“ASU”)
2018
-
07,
“Compensation – Stock Compensation (Topic
718
). In connection with stock options granted to nonemployees, we recorded
$288,000
and
$263,000
for nonemployee stock-based compensation during the years ended
December
31,
2019
and
2018,
respectively.